Matthews China Dividend Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.1%

	Shares	Value
COMMUNICATION SERVICES: 20.4%
Diversified Telecommunication Services: 9.2%
HKBN, Ltd.	6,014,457	$9,466,108
CITIC Telecom International Holdings, Ltd.	28,155,000	9,290,066
China Tower Corp., Ltd. H Shares[b,c]	40,419,136	8,981,168

		27,737,342

Interactive Media & Services: 6.5%
Tencent Holdings, Ltd.	392,800	19,415,167

Wireless Telecommunication Services: 2.5%
China Mobile, Ltd. ADR	198,930	7,493,693

Entertainment: 2.2%
NetEase, Inc. ADR	20,800	6,675,968

Total Communication Services		61,322,170

CONSUMER DISCRETIONARY: 20.1%
Diversified Consumer Services: 8.1%
Hope Education Group Co., Ltd.[b,c]	56,886,000	12,924,648
New Oriental Education & Technology Group, Inc. ADR[d]	54,300	5,877,432
China East Education Holdings, Ltd.[b,c,d]	3,440,000	5,525,985

		24,328,065

Textiles, Apparel & Luxury Goods: 3.8%
Lao Feng Xiang Co., Ltd. B Shares	2,000,385	5,478,372
Pacific Textiles Holdings, Ltd.	6,504,000	3,113,334
Nan Liu Enterprise Co., Ltd.	612,000	2,823,074

		11,414,780

Household Durables: 2.8%
Gree Electric Appliances, Inc. of Zhuhai A Shares	1,137,104	8,280,234

Automobiles: 2.3%
Geely Automobile Holdings, Ltd.	4,800,000	6,965,870

Hotels, Restaurants & Leisure: 2.0%
Shanghai Jin Jiang Capital Co., Ltd. H Shares	36,250,000	6,047,301

Leisure Products: 1.1%
Topkey Corp.	1,111,000	3,326,711

Total Consumer Discretionary		60,362,961

CONSUMER STAPLES: 10.1%
Food & Staples Retailing: 7.1%
Sun Art Retail Group, Ltd.	8,021,500	11,800,694
Chengdu Hongqi Chain Co., Ltd. A Shares	7,055,641	9,607,315

		21,408,009

Food Products: 3.0%
WH Group, Ltd.[b,c]	9,717,000	8,968,878

Total Consumer Staples		30,376,887

FINANCIALS: 9.9%
Capital Markets: 4.8%
China International Capital Corp., Ltd. H Shares[b,c]	4,848,400	7,759,807

	Shares	Value
China Everbright, Ltd.	4,622,000	$6,775,049

		14,534,856

Banks: 3.2%
China Merchants Bank Co., Ltd. H Shares	2,110,000	9,439,659

Insurance: 1.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	597,000	5,830,458

Total Financials		29,804,973

INDUSTRIALS: 7.3%
Machinery: 2.7%
Shanghai Mechanical and Electrical Industry
Co., Ltd. B Shares	4,976,114	5,442,207
Guangzhou Guangri Stock Co., Ltd. A Shares	2,703,110	2,753,349

		8,195,556

Marine: 2.4%
SITC International Holdings Co., Ltd.	7,806,000	7,265,946

Transportation Infrastructure: 2.2%
Guangdong Provincial Expressway Development Co., Ltd. B Shares	10,498,218	6,460,161

Road & Rail: 0.0%
Beijing-Shanghai High Speed Railway Co., Ltd. A Shares[d]	6,000	5,245

Total Industrials		21,926,908

INFORMATION TECHNOLOGY: 7.0%
Software: 2.5%
Shanghai Baosight Software Co., Ltd. B Shares	3,806,503	7,638,780

Semiconductors & Semiconductor Equipment: 1.9%
Hua Hong Semiconductor, Ltd.[b,c]	3,148,000	5,660,263

IT Services: 1.6%
SUNeVision Holdings, Ltd.	8,162,000	4,710,070

Electronic Equipment, Instruments & Components: 1.0%
Vivotek, Inc.	1,542,624	3,102,405

Total Information Technology		21,111,518

HEALTH CARE: 7.0%
Pharmaceuticals: 3.3%
Livzon Pharmaceutical Group, Inc. H Shares	2,099,000	7,619,019
Tianjin Zhongxin Pharmaceutical Group
Corp., Ltd. S Shares	3,940,500	2,227,793

		9,846,812

Life Sciences Tools & Services: 1.6%
Pharmaron Beijing Co., Ltd. H Shares[b,c,d]	737,200	4,725,324

Health Care Providers & Services: 1.5%
Genertec Universal Medical Group Co., Ltd.[b,c]	7,265,500	4,497,043

1	MATTHEWS ASIA FUNDS

Matthews China Dividend Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Biotechnology: 0.6%
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c,d]	512,500	$1,904,108

Total Health Care		20,973,287

REAL ESTATE: 5.1%
Real Estate Management & Development: 2.9%
KWG Group Holdings, Ltd.	4,927,500	6,904,328
Powerlong Commercial Management Holdings, Ltd.[c,d]	1,198,500	1,782,849

		8,687,177

Equity REITs: 2.2%
CapitaLand Retail China Trust, REIT	7,844,461	6,662,723

Total Real Estate		15,349,900

ENERGY: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
China Petroleum & Chemical Corp. H Shares	13,092,000	6,396,841
China Suntien Green Energy Corp., Ltd. H Shares	28,399,000	4,917,017

Total Energy		11,313,858

MATERIALS: 3.4%
Construction Materials: 2.1%
Huaxin Cement Co., Ltd. B Shares	4,276,992	6,478,471

Containers & Packaging: 1.3%
Greatview Aseptic Packaging Co., Ltd.	12,346,000	3,806,385

Total Materials		10,284,856

TOTAL INVESTMENTS: 94.1%		282,827,318
(Cost $303,929,529)

CASH AND OTHER ASSETS, LESS LIABILITIES: 5.9%		17,869,582

NET ASSETS: 100.0%		$300,696,900

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $60,947,224, which is 20.27% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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